Mortgage Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Mortgage Notes Payable [Member]	Dec. 31, 2010 Mortgage Notes Payable [Member]	Dec. 31, 2011 Multifamily Housing Mortgage Revenue Bonds [Member]	Dec. 31, 2010 Multifamily Housing Mortgage Revenue Bonds [Member]	Dec. 31, 2010 Secured Deeds of Trust [Member]
Debt Instrument [Line Items]
Mortgages notes payable	$ 1,832,745	$ 1,745,858	$ 1,502,208	$ 1,563,513	$ 243,650	$ 269,232
Monthly interest expense			7,000
Monthly principal amortization			1,900
Mortgages notes payable	1,832,745	1,745,858					110,700
Repayment of debt before the scheduled maturity date, prepayment penalties		The prepayment penalty on the majority of the Company's mortgage notes payable are computed by the greater of a 1 of the amount of the principal being prepaid or b the present value of the mortgage note payable which is calculated by multiplying the principal being prepaid by the difference between the interest rate of the mortgage note and the stated yield rate on a specified U.S. treasury security as defined in the mortgage note agreement.
Initial fair value of tax-exempt bonds assumed		35,200
Fair value of tax-exempt bonds assumed	32,900	35,300
Term of credit facility (in years)	10Y
Maximum borrowing capacity on credit facility	207,200	440,000
Number of communities securing credit facility	7
Fixed rate interest on credit facility (in hundredths)	4.30%
Effective interest rate (in hundredths)	6.80%
Existing loans paid off	99,000
Mortgage interest rate, minimum (in hundredths)			4.90%
Mortgage interest rate, maximum (in hundredths)			7.40%
Mortgage interest rate, maturity date range, minimum			2011-08		2012-06	2011-06
Mortgage interest rate, maturity date range, maximum			2021-04		2039-12	2039-12
Multifamily housing mortgage revenue bonds, variable interest rate (in hundredths)					2.00%	2.10%
Multifamily housing mortgage revenue bonds credit enhancement and underwriting fees, minimum (in hundredths)					1.20%	1.20%
Multifamily housing mortgage revenue bonds credit enhancement and underwriting fees, maximum (in hundredths)					1.90%	1.90%
Percentage of units subject to tenant income criteria (in hundredths)					20.00%	20.00%
Bond subject to interest rate caps					191,900	191,900
Mortgage notes payable maturities
2012		35,953
2013		215,583
2014		77,179
2015		70,305
2016		212,907
Thereafter		$ 1,133,931